Vanguard Diversified Equity Fund Investment Strategy - Investor Prospectus [Member] - Vanguard Diversified Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	As a fund of funds, the Fund invests in a diversified group of actively-managed Vanguard equity mutual funds (each, an “Underlying Fund” and collectively, the “Underlying Funds”), rather than in individual securities. Under normal circumstances, by investing in Underlying Funds, the Fund indirectly invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. For purposes of the 80% policy, equity securities include common stocks, preferred stocks, warrants to purchase common stocks and preferred stocks, depositary receipts, and other securities with equity characteristics. The Underlying Funds’ holdings mainly consist of large-, mid-, and small-capitalization equity securities of domestic companies.